Income / Loss per Common Share	6 Months Ended
Jun. 30, 2022
Income Loss Per Common Share
Income / Loss per Common Share

9. Income / Loss per Common Share:

	Six months ended June 30,
	2021	2022
Net income / (loss) available to common stockholders	$(3,598)	$909

Weighted average number of common shares, basic and diluted	8,332,033	10,613,424

Income / (loss) per common share, basic and diluted	$(0.43)	$0.09

As of June 30, 2021 and 2022, securities that could potentially dilute basic income/loss per share in the future that were not included in the computation of diluted loss per share, because to do so would have anti-dilutive effect, were any incremental shares of the unexercised warrants, calculated with the treasury stock method, as well as shares assumed to be converted with respect to the Series A Preferred Shares calculated with the if-converted method.

As of June 30, 2021, we had 183,475 Series A Preferred Shares and 2,035,111 warrants (including the non-tradeable underwriter’s Series A Preferred Shares and warrants) potential converted to 819,085 and 2,035,111 common shares respectively. As of June 30, 2022, we had 454,356 Series A Preferred Shares and 2,035,111 warrants (including the non-tradeable underwriter’s Series A Preferred Shares and warrants) potential converted to 2,027,805 and 2,035,111 common shares respectively, which were not included in the computation of diluted earnings per share because inclusion of these awards would be anti-dilutive.

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

9. Income / Loss per common share: - Continued:

Following the annual meeting of shareholders (“AMS”), the Board approved the filing of an amendment to affect a Reverse Stock Split in the ratio of one for four outstanding common shares, to take effect on May 13, 2022. Beginning on such date, the Company’s common shares traded on a split-adjusted basis on the Nasdaq Capital Markets with a new assigned CUSIP number of Y71726130. After the reverse stock split, every four of the Company’s issued and outstanding common shares combined into one issued and outstanding common share, without any change to the par value of $0.001 per share or any shareholder’s ownership percentage of the common shares. This has reduced the number of outstanding common shares from 42,455,857 shares to 10,613,424.